Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 26, 2021
C000222706
Account Value [Line Items]
Account Value	$ 11,280	$ 11,180	$ 11,148	$ 10,879	$ 10,385	$ 10,148	$ 9,539	$ 9,455	$ 9,140	$ 8,982	$ 8,976	$ 8,843	$ 9,190	$ 9,689	$ 10,010	$ 10,130	$ 10,000
C000222707
Account Value [Line Items]
Account Value	566,657	561,652	559,644	546,152	520,788	508,915	478,136	473,928	457,622	449,732	449,141	442,513	459,337	484,317	500,500	506,500	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,451	9,479	9,379	9,391	8,962	8,958	8,776	8,753	8,847	8,670	8,673	8,858	9,040	9,603	9,951	10,011	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	472,563	473,930	468,955	469,562	448,102	447,914	438,788	437,629	442,327	433,491	433,671	442,914	452,013	480,173	497,555	500,558	500,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	11,243	11,112	11,049	10,879	10,365	10,167	9,642	9,564	9,314	9,150	9,098	8,997	9,297	9,767	10,030	10,126	10,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	$ 562,156	$ 555,598	$ 552,440	$ 543,931	$ 518,245	$ 508,327	$ 482,083	$ 478,223	$ 465,694	$ 457,491	$ 454,887	$ 449,844	$ 464,848	$ 488,326	$ 501,510	$ 506,281	$ 500,000